J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.37

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304725144	Sales Price	(redacted)	(redacted)	Tape Value is the Appraisal Value. Review Value is the Sales Price.
(redacted)	304725144	Original Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304725144	Original Combined Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304817744	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), non-material variance is due to rounding. Source of Tape Value is unknown.
(redacted)	304909063	Appraised Value	(redacted)	(redacted)	Per the appraisal, the subject value is (redacted), purchase price is (redacted). Unable to determine the source of the tape value.
(redacted)	305069060	Total Debt to Income Ratio	(redacted)	(redacted)	Revised approved DTI (redacted), variance < (redacted) is non-material.
(redacted)	305067150	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material. Source of Tape Value is unknown.
(redacted)	305067150	Appraised Value	(redacted)	(redacted)	Tape Value is the Sales Price. Review Value is the appraisal value.
(redacted)	305078921	Escrow Impounds?	Yes	No	Escrow waiver in file.
(redacted)	305078921	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance > (redacted) is non-material (Max (redacted)); difference is due to excluded deposits. Source of Tape Value is unknown.
(redacted)	305091062	Property Type	Single Family - Detached	Townhouse	The appraisal confirms the property is an attached townhome.
(redacted)	305091062	Original Loan to Value	(redacted)	(redacted)	Tape Value is based on an appraisal value of (redacted), source is unknown. Review Value is the appraisal value which is supported by the CDA.
(redacted)	305091062	Original Combined Loan to Value	(redacted)	(redacted)	Tape Value is based on an appraisal value of (redacted), source is unknown. Review Value is the appraisal value which is supported by the CDA.
(redacted)	305091062	Appraised Value	(redacted)	(redacted)	Source of Tape Value is unknown. Review Value is the appraisal value.
(redacted)	305069058	Total Debt to Income Ratio	(redacted)	(redacted)	Source of tape is unknown. Approved DTI (redacted), variance < (redacted) is non-material.
(redacted)	305078189	Property Type	Single Family - Detached	Condo	Per HOA Documents, Appraisal, and Title property type is Condo Unit.
(redacted)	305078189	Occupancy	Owner Occupied	Second Home	Occupancy is a Second Home.
(redacted)	305078189	Total Debt to Income Ratio	(redacted)	(redacted)	Source of tape is unknown. Approved DTI (redacted), variance < (redacted) is non-material.
(redacted)	305078189	Appraised Value	(redacted)	(redacted)	Tape Value is the Sales Price. Review Value is the Appraisal Value.
(redacted)	305108106	Total Debt to Income Ratio	(redacted)	(redacted)	Variance < (redacted) variance is non-material.
(redacted)	305142519	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Review Value matches to the approved value. Source of Tape Value is unknown.
(redacted)	305144240	Total Debt to Income Ratio	(redacted)	(redacted)	Source of tape is unknown. Approved DTI (redacted), variance < (redacted) is non-material.
(redacted)	305144240	U/W Doc Type	Full	Asset Utilization	Loan was approved with asset utilization.